Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2020
Capital and Reserves [Abstract]
Schedule of issued share capital
	Common Shares
	Number
	2020	2019
As of January 1	4,125,949	1,775,839
Common shares issued	933,135	1,491,389
Total, as of June 30	5,059,084	3,267,228